Acquisitions - Preliminary purchase price allocation (Parenthetical) (Details) $ in Thousands		12 Months Ended
	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) Promissorynotes
Business Acquisition [Line Items]
Date of purchase price payable		Oct. 01, 2023
Uncertain tax positions	$ 6,486	$ 6,486
Revision of Prior Period, Adjustment [Member]
Business Acquisition [Line Items]
Contingencies		$ 1,769
Best Day Group [Member]
Business Acquisition [Line Items]
Date of contingent Consideration payable		Oct. 01, 2024
Best Day Group [Member] | Promissory Notes [Member]
Business Acquisition [Line Items]
Debt instrument Nominal amount		$ 14,323
Debt instrument fair value		$ 13,928
Debt Instrument, Interest Rate		5.00%
Debt Instrument, Maturity Date		Oct. 01, 2023
Number of debt instrument issued | Promissorynotes		4